Other Long Term Liabilities - Schedule of Other Long-Term Liabilities (Parenthetical) (Detail) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Prepaid Land Lease [Member] USD ($)	Dec. 31, 2013 Prepaid Land Lease [Member] CNY	Dec. 31, 2012 Prepaid Land Lease [Member] CNY
Other Liabilities [Line Items]
Prepaid land lease consideration by subsidiaries					$ 1,244	7,527
Carrying value	$ 19,301	116,843	146,512	129,018	$ 5,879	35,591	36,622